Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands							3 Months Ended	12 Months Ended
	Nov. 12, 2021 $ / shares	Nov. 12, 2021 $ / shares shares	Nov. 12, 2021 tranche $ / shares	Nov. 12, 2021 D $ / shares	Nov. 12, 2021 $ / shares	Nov. 12, 2021 item $ / shares	Mar. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of operating segments | segment							3	3
Healthcare services term of contract under capitation revenues								1 month
Impairment of long-lived assets held-for-use								$ 0	$ 0
Goodwill impairment charge								0	0
Impairment of intangible assets, finite-lived								$ 0	$ 0
Defined Contribution Plan, Tax Status [Extensible Enumeration]								us-gaap:QualifiedPlanMember
Required service period								2 months
Employer matching contribution, percent of match								100.00%	100.00%
Employer matching contribution, percent of employees' gross pay								4.00%	3.00%
Employers matching contribution, additional percentage of match									50.00%
Defined Contribution Plan, Cost								$ 787	$ 504
Accounting Standards Update [Extensible List]								us-gaap:AccountingStandardsUpdate201026Member
Right-of-use assets							$ 17,233	$ 0
Operating lease, liability							$ 18,686
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution, percent of employees' gross pay									3.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer matching contribution, percent of employees' gross pay									5.00%
Legacy TOI Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares		12,500,000
Number of tranches			2			2
Stock price trigger (in dollars per share) | $ / shares	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Earnout measurement period	2 years
Initial stock price threshold | $ / shares	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Earnout period	3 years
Threshold trading days | D				20
Threshold trading day period | D				30
DFPH Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares		575,000
Number of tranches			2			2
Earnout period	3 years
Escrow deposit percentage					50.00%
Tranche One [Member] | Legacy TOI Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares		5,000,000.0
Stock price trigger (in dollars per share) | $ / shares	$ 12.50	$ 12.50	$ 12.50	$ 12.50	$ 12.50	$ 12.50
Tranche Two [Member] | Legacy TOI Earnout Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Contingent consideration, liability (in shares) | shares		7,500,000
Cumulative Effect, Period of Adoption, Adjustment | Subsequent events
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets										$ 15,800
Operating lease, liability										$ 17,100